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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   02/12/2013
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 74
                                            --------------------------------

Form 13F Information Table Value Total:     $       39,202
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100      547    74090 SH       Sole                    50330             23760
ACETO CORP COM                 common           004446100      361    35950 SH       Sole                    24120             11830
ASPEN TECHNOLOGY INC COM       common           045327103      487    17635 SH       Sole                    11740              5895
Acadia Healthcare Inc.         common           00404A109      514    22000 SH       Sole                    20540              1460
Adolor Corporation CPR         common           007ESC999        0   158735 SH       Sole                    95090             63645
Akorn Inc.                     common           009728106      950    71135 SH       Sole                    54180             16955
Albany Molecular Research Inc. common           012423109      347    65733 SH       Sole                    41908             23825
Alon USA Energy Inc.           common           020520102      769    42520 SH       Sole                    33810              8710
Amarin Corporation PLC         common           023111206      258    31905 SH       Sole                    21090             10815
American Apparel Inc.          common           023850100      469   464195 SH       Sole                   370315             93880
Applied Micro Circuits Corp    common           03822w406      798    94805 SH       Sole                    74980             19825
Attunity LTD                   common           M15332121      732   104373 SH       Sole                    82971             21402
BIOSCRIP INC COM               common           09069N108      497    46175 SH       Sole                    31370             14805
Beazer Homes USA, Inc.         common           07556Q881      361    21381 SH       Sole                    14658              6723
BuildersFirstsource Inc.       common           12008R107      814   145965 SH       Sole                   119545             26420
COLDWATER CREEK INC COM        common           193068202      697   144915 SH       Sole                   120350             24565
Cadence Design Systems Inc.    common           127387108      470    34790 SH       Sole                    32700              2090
CalAmp Corporation             common           128126109      790    94919 SH       Sole                    79609             15310
Cedar Fair LP                  common           150185106      506    15140 SH       Sole                    14335               805
Christopher & Banks Corporatio common           171046105      450    82500 SH       Sole                    75465              7035
Cray, Inc.                     common           225223304      458    28740 SH       Sole                    26760              1980
Cutera, Inc.                   common           232109108      334    37065 SH       Sole                    34190              2875
Cyanotech Corporation          common           232437301       92    19958 SH       Sole                    17198              2760
CyroPort, Inc.                 common           229050208       69   183500 SH       Sole                   113985             69515
Depomed, Inc.                  common           249908104      357    57625 SH       Sole                    39245             18380
Dyax Corporation               common           26746E103      605   173895 SH       Sole                   136120             37775
EHEALTH INC COM                common           28238P109      693    25205 SH       Sole                    23710              1495
Education Realty Trust Inc.    common           28140H104      530    49850 SH       Sole                    46740              3110
FRANKLIN COVEY CO COM          common           353469109      310    24055 SH       Sole                    14795              9260
Farmer Brothers Company        common           307675108      434    30100 SH       Sole                    20690              9410
Flagstar Bancorp Inc.          common           337930705     1017    52432 SH       Sole                    41491             10941
Grand Canyon Education, Inc.   common           38526m106      411    17513 SH       Sole                    16198              1315
HORNBECK OFFSHORE SVCS INCCOM  common           440543106      374    10905 SH       Sole                    10245               660
Headwaters Inc.                common           42210P102     1135   132560 SH       Sole                   102570             29990
Heartland Payment Systems Inc. common           42235N108      498    16875 SH       Sole                    15815              1060
Hudson Technologies Inc.       common           444144109      354    97205 SH       Sole                    90760              6445
Huron Consulting Group Inc.    common           447462102      443    13150 SH       Sole                    12410               740
ICG Group, Inc.                common           44928D108      389    34010 SH       Sole                    23315             10695
Ikanos Communications, Inc.    common           45173E105      759   468572 SH       Sole                   363142            105430
Inphi Corporation              common           45772F107      478    49890 SH       Sole                    47910              1980
Joe's Jeans Inc.               common           47777N101      267   266535 SH       Sole                   186375             80160
Lionbridge Technologies Inc.   common           536252109      394    98015 SH       Sole                    67135             30880
Lithia Motors Inc.             common           536797103      478    12774 SH       Sole                    12039               735
Market Leader Inc.             common           57056R103      558    85145 SH       Sole                    79365              5780
Mattersight Corporation        common           577097108      323    64946 SH       Sole                    58361              6585
MedAssets Inc.                 common           584045108      655    39040 SH       Sole                    30870              8170
Movado Group Inc.              common           624580106      431    14055 SH       Sole                    12875              1180
Mueller Water Products Inc.    common           624758108     1000   178165 SH       Sole                   146295             31870
Multimedia Games Inc.          common           625453105      481    32675 SH       Sole                    30370              2305
Nam Tai Electronics Inc.       common           629865205      629    45545 SH       Sole                    36035              9510
Nanosphere Inc.                common           63009F105      588   204320 SH       Sole                   159220             45100
NeoGenomics, Inc.              common           64049M209      300   120925 SH       Sole                    85280             35645
Novadaq Technologies, Inc.     common           66987G102      458    51540 SH       Sole                    34735             16805
On Assignment, Inc.            common           682159108      482    23750 SH       Sole                    21755              1995
PDF Solutions Inc.             common           693282105     1135    82380 SH       Sole                    64735             17645
PowerSecure International Inc  common           73936N105      216    27610 SH       Sole                    14260             13350
Quidel Corporation             common           74838J101      369    19790 SH       Sole                    13270              6520
Radian Group Inc.              common           750236101      952   155750 SH       Sole                   126400             29350
ReachLocal Inc.                common           75525F104      423    32800 SH       Sole                    30660              2140
Rentech, Inc.                  common           760112102      386   146785 SH       Sole                   100975             45810
Ryland Group Inc.              common           783764103      486    13310 SH       Sole                    12155              1155
SeaChange International Inc.   common           811699107      818    84615 SH       Sole                    69330             15285
ServiceNow, Inc.               common           81762P102      343    11420 SH       Sole                     7685              3735
Spectranetics Corporation      common           84760C107      899    60864 SH       Sole                    50749             10115
Stewart Information Services C common           860372101      406    15625 SH       Sole                    14190              1435
Streamline Health Solutions In common           86323X106      809   142215 SH       Sole                   109840             32375
TearLab Corporation            common           878193101      752   183350 SH       Sole                   137280             46070
Transgenomic, Inc.             common           89365K206      116   190735 SH       Sole                   132455             58280
Trinity Biotech plc            common           896438306      447    31000 SH       Sole                    29235              1765
USG Corporation                common           903293405     1046    37270 SH       Sole                    30815              6455
Wabash National Corporation    common           929566107      350    39045 SH       Sole                    26875             12170
Winnebago Industries Inc.      common           974637100      972    56740 SH       Sole                    46705             10035
ZipRealty Inc.                 common           98974V107      334   119375 SH       Sole                   107920             11455
inContact, Inc.                common           45336e109      340    65655 SH       Sole                    47905             17750
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